CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common shares	Common shares Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury shares	Treasury shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid in capital	Additional paid in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Other Comprehensive (Loss)/Income	Other Comprehensive (Loss)/Income Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Non- controlling interest	Non- controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2018				52,534,175
Beginning balance at Dec. 31, 2018	$ 1,533.5			$ 5.3		$ (26.2)		$ 1,837.5		$ (5.6)		$ (279.2)			$ 1.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)				2,875,000
Issue of common shares	53.5			$ 0.3				53.2
Equity issuance costs	(4.3)							(4.3)
Stock based compensation	3.9							3.9
Total comprehensive income/(loss)	(293.5)									5.6		(297.6)			(1.5)
Other, net	1.0							0.9				0.1
Ending balance (in shares) at Dec. 31, 2019				55,409,175	55,409,175
Ending balance at Dec. 31, 2019	$ 1,294.1	$ (2.9)	$ 1,291.2	$ 5.6	$ 5.6	(26.2)	$ (26.2)	1,891.2	$ 1,891.2	0.0	$ 0.0	(576.7)	$ (2.9)	$ (579.6)	0.2	$ 0.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-13 [Member]
Issue of common shares (in shares)	54,020,319			54,020,319
Issue of common shares	$ 62.8			$ 5.4				57.4
Equity issuance costs	(2.6)							(2.6)
Stock based compensation	0.7							0.7
Total comprehensive income/(loss)	(317.6)											(317.6)
Other, net	2.3							0.5				2.0			(0.2)
Ending balance (in shares) at Dec. 31, 2020				109,429,494
Ending balance at Dec. 31, 2020	1,036.8			$ 11.0		(26.2)		1,947.2		0.0		(895.2)			0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)				27,058,823
Issue of common shares	46.0			$ 2.8				43.2
Equity issuance costs	(1.2)							(1.2)
Stock based compensation (in shares)				323,525
Stock based compensation	0.9					12.5		(11.6)
Total comprehensive income/(loss)	(193.0)											(193.0)
Other, net	0.4							0.4
Ending balance (in shares) at Dec. 31, 2021				136,811,842
Ending balance at Dec. 31, 2021	$ 889.9			$ 13.8		$ (13.7)		$ 1,978.0		$ 0.0		$ (1,088.2)			$ 0.0